CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT LIABILITIES
Accounts payable of the VIE without recourse to the Company	$ 476,847,881	$ 193,455,827
Advance from customers of the VIE without recourse to the Company	131,781,751	55,948,713
Accrued expenses and other current liabilities of the VIE without recourse to the Company	196,327,519	52,676,443
Amounts due to related parties of the VIE without recourse to the Company	2,141,411	1,335,756
Deferred income of the VIE without recourse to the Company	21,705,981	12,917,567
EQUITY:
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	471,620,833	471,620,833
Ordinary shares, shares issued	111,665,972	101,284,881
Ordinary shares, shares outstanding	111,665,972	101,284,881
VIE
CURRENT LIABILITIES
Accounts payable of the VIE without recourse to the Company	70,026	101,556
Advance from customers of the VIE without recourse to the Company	131,781,751	55,948,713
Accrued expenses and other current liabilities of the VIE without recourse to the Company	101,097,647	24,908,418
Amounts due to related parties of the VIE without recourse to the Company	1,369,767	789,057
Deferred income of the VIE without recourse to the Company	$ 20,592,249	$ 10,850,319